CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED FINANCIAL INFORMATION OF REGISTRANT

24.       CONDENSED FINANCIAL INFORMATION OF REGISTRANT

a) Condensed Balance Sheets (In thousands)

	December 31, 2022	December 31, 2021
ASSETS
Current assets:
Cash and cash equivalents	$12,088	$19,380
Investment in equity securities, at fair value	2,763	9,868
Accounts receivable, net	12,973	9,803
Inventories	6,138	1,907
Prepaid expenses and other	1,147	1,204
Intercompany receivables	779	779
Total current assets	35,888	42,941

Property, plant and equipment, net	8	18
Intangible assets, net	28	57
Right of use assets	—	80
Long-term investments	2,312	7,820
Investment in subsidiaries	40,782	91,663
Total assets	$79,018	$142,579

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$3,289	$2,223
Accrued and other current liabilities	3,103	1,111
Intercompany payables	16,231	18,749
Total current liabilities	22,623	22,083

Other liabilities	11,821	13,220
Total liabilities	34,444	35,303

Shareholders’ equity:
Ordinary shares	1	1
Additional paid-in capital	691,766	696,224
Treasury shares	(9,330)	(8,034)
Accumulated other comprehensive income (loss)	(703)	1,954
Accumulated deficit	(637,160)	(582,869)
Total shareholders’ equity	44,574	107,276
Total liabilities and shareholders' equity	$79,018	$142,579

b) Condensed Statements of Operations and Comprehensive Loss (In thousands)

	Years ended December 31,
	2022	2021	2020
Revenues:
Product sales	$38,047	$30,020	$15,001
Intercompany revenue	—	—	779
Total revenues	38,047	30,020	15,780

Total costs of revenues	15,827	12,557	9,508

Gross Profit	22,220	17,463	6,272

Operating expenses:
Intercompany expenses	9,755	22,957	19,754
Research and development	8,965	8,469	6,758
General and administrative	8,977	12,401	13,023
Acquired in-process research and development	—	6,555	17,828
Loss (Gain) on disposal of long-lived assets	(2)	65	(1,152)
Foreign exchange loss (gain)	(2,055)	(831)	929
Impairment of intangible assets	—	—	1,537
Total operating expenses	25,640	49,616	58,677

Loss from operations	(3,420)	(32,153)	(52,405)

Non-operating income (expense):
Interest income (expense)	(45)	24	52
Other income	2	472	—
Share of income (loss) of subsidiaries	(41,933)	(4,178)	2,610
Change in fair value of investments	(8,895)	386	3,206
Impairment loss of long-term investments	—	(865)	—
Loss before income tax expense	(54,291)	(36,314)	(46,537)
Income tax expense	—	—	—
Net loss	(54,291)	(36,314)	(46,537)

c) Condensed Statements of Cash Flows (In thousands)

	Years Ended December 31,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	(7,756)	(21,648)	(15,878)

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of equity securities in MaxCyte and BioInvent	3,731	—	—
Proceeds from disposal of property and equipment	—	10	—
Purchases of property, plant and equipment	—	—	(88)
Proceeds from disposal of intangible assets	—	—	2,700
Cash paid to acquire in-process research and development	—	(6,555)	(17,828)
Cash paid to acquire convertible loan in Black Belt Tx Limited	—	(86)	(83)
Receipt of repayment of Black Belt Tx convertible note	—	172	—
Cash paid to acquire convertible loan in Alesta Tx	—	(261)	—
Cash paid to acquire convertible loan in Cleave	—	(5,500)	—
Cash paid to acquire equity securities in BioInvent	—	—	(6,318)
Investment in subsidiaries	—	(10,000)	(5,000)
Net cash provided by (used in) investing activities	3,731	(22,220)	(26,617)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	—	—	466
Proceeds from bank borrowings	3,001	—	—
Repayment of bank borrowings	(3,001)	—	—
Repurchase of ordinary share	(3,267)	—
Stock issuance costs	—	(2,019)	(2,818)
Proceeds from sale of ordinary share	—	32,500	45,099
Proceeds from exercise of share options	—	—	3,874
Repurchase of share options to satisfy tax withholding obligations	—	—	(251)
Net cash provided by (used in) provided by financing activities	(3,267)	30,481	46,370

Net increase (decrease) in cash and cash equivalents	(7,292)	(13,387)	3,875
Cash and cash equivalents at beginning of year	19,380	32,767	28,892
Cash and cash equivalents at end of year	$12,088	$19,380	$32,767

Note: For the presentation of the condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries” and the subsidiaries income (loss) as “Share of income (loss) of subsidiaries” on the condensed statements of operations and comprehensive loss. The condensed financial information should be read in conjunction with the Company’s consolidated financial statements. As of December 31, 2022 and 2021, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company, except for those, which have been separately disclosed in the consolidated financial statements.